Other reserve	12 Months Ended
Dec. 31, 2024
Other reserve
Other reserve

30.Other reserve

	Other comprehensive income reserve
		Cumulative	Re-measurement
	Share	translation	of defined	Other
(Euro thousands)	premium	adjustment	benefit plans	reserves	Total
Balance at January 1, 2022	137,285	295	(586)	12,466	149,460
Capital injection from shareholders	6,454	—	—	—	6,454
Employee share-based compensation	—	—	—	7,431	7,431
Changes in ownership interest in a subsidiary without change of control	—	—	—	(396)	(396)
Currency translation differences	—	(1,011)	—	—	(1,011)
Actuarial reserve relating to employee benefit	—	—	1,261	—	1,261
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs	599,762	—	—	—	599,762

Balance at January 1, 2023	743,501	(716)	675	19,501	762,961
Repurchase of Ordinary Shares	(25,023)	—	—	—	(25,023)
Issuance of Ordinary Shares	65,405	—	—	—	65,405
Employee share-based compensation	—	—	—	2,749	2,749
Changes in ownership interest in a subsidiary without change of control	—	—	—	(1,987)	(1,987)
Currency translation differences	—	3,333	—	—	3,333
Actuarial reserve relating to employee benefit	—	—	(761)	—	(761)

Balance at December 31, 2023	783,883	2,617	(86)	20,263	806,677
Repurchase of ordinary shares	(18,829)	—	—	—	(18,829)
Employee share-based compensation	—	—	—	551	551
Currency translation differences	—	(8,007)	—	—	(8,007)
Actuarial reserve relating to employee benefit	—	—	45	—	45
Others	—	—	—	(1,081)	(1,081)
Balance at December 31, 2024	765,054	(5,390)	(41)	19,733	779,356

At December 31, 2022, other reserve amounted to €599.76 million was net of €601.33 million as a result of shares issued as part of the Reverse Recapitalization and transaction costs of €1.57 million.

Other comprehensive income reserve includes the following:

●	a translation reserve for the translation differences arising from the consolidation of subsidiaries with a functional currency different from the Euro;
●	gains and losses on the re-measurement of defined benefit plans for actuarial gains and losses arising during the period which are offset against the related net defined benefit liabilities;